Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2023 and 2022, are shown as follows:

	2023	2022
Operating expenses	$122,014	$194,487
General expenses	107,823	149,557
Purchased services	21,887	36,403
Taxes payable	65,204	37,797
Salaries and wages	3,012	5,189
Others	20,804	80,441
	$340,744	$503,874